UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2013 (Unaudited)

DWS International Value Fund
	Shares	Value ($)
Common Stocks 97.3%
Australia 1.9%
BHP Billiton Ltd. (ADR) (a) (Cost $4,387,140)	57,624	3,931,109
Belgium 1.6%
Delhaize Group SA (ADR) (Cost $3,528,105)	58,481	3,404,179
Bermuda 2.1%
Marvell Technology Group Ltd. (Cost $4,044,371)	302,377	4,302,825
Brazil 3.5%
Petroleo Brasileiro SA (ADR) (a)	194,695	3,103,438
Vale SA (ADR) (a)	269,848	4,134,072

(Cost $9,795,744)		7,237,510
Canada 6.0%
Agrium, Inc. (a)	41,929	3,776,545
Kinross Gold Corp.	473,000	2,227,830
Suncor Energy, Inc. (a)	125,579	4,355,080
Yamana Gold, Inc. (a)	243,124	2,209,997

(Cost $15,068,815)		12,569,452
China 2.1%
CNOOC Ltd. (ADR) (a) (Cost $4,023,744)	21,385	4,377,082
France 4.5%
Societe Generale SA (ADR) (a)	423,508	4,866,107
Total SA (ADR) (a)	74,950	4,520,984

(Cost $7,596,861)		9,387,091
Germany 6.7%
Allianz SE (ADR) (a)	277,723	4,846,266
BASF SE (ADR)	43,085	4,607,510
Siemens AG (ADR) (a)	34,705	4,585,225

(Cost $11,001,551)		14,039,001
Hong Kong 1.9%
China Mobile Ltd. (ADR) (a) (Cost $3,745,253)	72,989	3,958,923
India 4.5%
Infosys Ltd. (ADR) (a)	81,228	4,387,937
Tata Motors Ltd. (ADR) (a)	156,503	5,081,652

(Cost $7,279,535)		9,469,589
Israel 2.0%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $4,560,648)	103,988	4,238,551
Italy 1.8%
Eni SpA (ADR) (a) (Cost $3,787,442)	80,965	3,874,985
Japan 11.5%
Canon, Inc. (ADR)	125,384	4,177,795
Komatsu Ltd. (ADR)	161,328	3,374,982
Mitsubishi UFJ Financial Group, Inc. (ADR)	604,944	3,926,086
Nippon Telegraph & Telephone Corp. (ADR)	147,016	3,709,214
Nomura Holdings, Inc. (ADR)	542,988	4,333,044
Sumitomo Mitsui Financial Group, Inc. (ADR)	454,188	4,546,422

(Cost $20,959,628)		24,067,543
Korea 4.1%
KB Financial Group, Inc. (ADR)	114,295	4,260,918
SK Telecom Co., Ltd. (ADR) (a)	181,387	4,331,521

(Cost $7,410,957)		8,592,439
Mexico 2.1%
America Movil SAB de CV "L" (ADR) (a) (Cost $4,199,323)	187,644	4,360,846
Netherlands 6.3%
Aegon NV (Registered) (b)	510,246	4,530,985
ING Groep NV (ADR)* (a)	339,998	4,413,174
Royal Dutch Shell PLC (ADR)	62,366	4,159,812

(Cost $11,318,187)		13,103,971
Norway 1.9%
Statoil ASA (ADR) (a) (Cost $4,256,200)	172,178	3,880,892
Russia 4.1%
CTC Media, Inc. (c)	360,581	4,561,349
LUKOIL OAO (ADR)	64,050	3,985,191

(Cost $7,368,755)		8,546,540
Spain 6.7%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	429,540	5,107,230
Banco Santander SA (ADR) (a)	525,973	4,702,199
Telefonica SA (ADR)	258,630	4,249,291

(Cost $13,194,077)		14,058,720
Switzerland 5.7%
ABB Ltd. (ADR)* (a)	168,191	4,297,280
Credit Suisse Group AG (ADR)	128,899	3,854,080
UBS AG (Registered)* (b)	193,943	3,684,917

(Cost $9,945,167)		11,836,277
United Kingdom 16.3%
AstraZeneca PLC (ADR) (a)	81,498	4,660,871
BAE Systems PLC (ADR) (a)	142,676	4,032,024
Barclays PLC (ADR) (a)	259,756	4,618,462
BP PLC (ADR) (a)	93,235	4,382,977
Carnival PLC (ADR) (a)	109,918	4,013,106
HSBC Holdings PLC (ADR) (a)	75,069	4,211,371
Smith & Nephew PLC (ADR) (a)	66,697	4,460,695
Tesco PLC (ADR) (a)	214,929	3,690,331

(Cost $30,237,498)		34,069,837

Total Common Stocks (Cost $187,709,001)		203,307,362
Preferred Stock 1.9%
Brazil
Itau Unibanco Holding SA (ADR) (Cost $3,718,843)	279,375	3,930,806
Securities Lending Collateral 40.1%
Daily Assets Fund Institutional, 0.09% (d) (e) (Cost $83,866,422)	83,866,422	83,866,422
Cash Equivalents 0.6%
Central Cash Management Fund, 0.07% (d) (Cost $1,392,248)	1,392,248	1,392,248

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $276,686,514) †	139.9	292,496,838
Other Assets and Liabilities, Net	(39.9)	(83,489,340)

Net Assets	100.0	209,007,498

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $279,439,939.  At November 30, 2013, net unrealized appreciation for all securities based on tax cost was $13,056,899.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,095,130 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,038,231.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2013 amounted to $82,573,911, which is 39.5% of net assets.

(b)	Listed on the New York Stock Exchange.
(c)	Listed on the NASDAQ Stock Market, Inc.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At November 30, 2013 the DWS International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	65,832,067	31.8%
Energy	36,640,441	17.7%
Materials	20,887,063	10.1%
Telecommunication Services	20,609,795	9.9%
Industrials	16,289,511	7.9%
Consumer Discretionary	13,656,107	6.6%
Health Care	13,360,117	6.4%
Information Technology	12,868,557	6.2%
Consumer Staples	7,094,510	3.4%
Total	207,238,168	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and Preferred Stocks (f)
Australia	$3,931,109	$—	$—	$3,931,109
Belgium	3,404,179	—	—	3,404,179
Bermuda	4,302,825	—	—	4,302,825
Brazil	11,168,316	—	—	11,168,316
Canada	12,569,452	—	—	12,569,452
China	4,377,082	—	—	4,377,082
France	9,387,091	—	—	9,387,091
Germany	14,039,001	—	—	14,039,001
Hong Kong	3,958,923	—	—	3,958,923
India	9,469,589	—	—	9,469,589
Israel	4,238,551	—	—	4,238,551
Italy	3,874,985	—	—	3,874,985
Japan	24,067,543	—	—	24,067,543
Korea	8,592,439	—	—	8,592,439
Mexico	4,360,846	—	—	4,360,846
Netherlands	13,103,971	—	—	13,103,971
Norway	3,880,892	—	—	3,880,892
Russia	8,546,540	—	—	8,546,540
Spain	14,058,720	—	—	14,058,720
Switzerland	11,836,277	—	—	11,836,277
United Kingdom	34,069,837	—	—	34,069,837
Short-Term Investments (f)	85,258,670	—	—	85,258,670

Total	$292,496,838	$—	$—	$292,496,838

There have been no transfers between fair value measurement levels during the period ended November 30, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Fund, a series of DWS International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2014